Income Taxes - Reconciliation of Tax Expense Computed at Statutory Federal Rate and Company's Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed expected tax expense					$ (94,737)	$ (81,107)	$ (41,113)
State income taxes, net of federal tax effect					259	395	(2,171)
Foreign income taxes					202	1,645	136
Permanent differences					1,980	2,261	1,215
Change in valuation allowance					92,647	77,320	45,525
Provision for income taxes	$ (448)	$ 179	$ 672	$ 308	$ 351	$ 514	$ 3,592